UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stafford Capital Management, LLC.
Address: 222 Kearny St. #204
         San Francisco CA 94108

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     KARIN BLAIR
Title:    COO
Phone:    415-362-6120
Signature, Place, and Date of Signing:

/s/ Karin Blair  222 Kearny St. #204, San Francisco, CA 94108  8/1/00
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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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--------------------------------------------------------------------------------

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: 202671

List of Other Included Managers:

 No.  13F File Number     Name

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Abbott Labs                                     002824100      67     1500
Agilent                                         00846U101      17      228
Alza Corp.                                      022615108    1756    29700
Amgen                                           031162100     516     7350
Applix, Inc.                                    038316105    3552   458350
Aware                                           05453N100    6595   129000
Azurix Corp.                                    05501M104    3208   458300
BMC Software                                    005921100      62     1700
Bell & Howell Inc.                              077852101    3632   149800
Bluestone Software                              09623P102      15      600
BrookStone, Inc.                                114537103    2240   233550
Catalytica, Inc.                                148885106    6206   564200
Central Parking                                 154785109    3865   163200
Classic Communication Inc.                      182728204    1792   200450
Concord Camera                                  206156101    6790   325300

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Concord EFS, Inc.                               206197105     928    35700
Copart                                          217204106    3832   239500
CyberSource Corp.                               23251J106    3105   224800
Cyberonics                                      23251P102    3512   292700
DeVry, Inc.                                     251893103    3428   129650
Digital Generation Systems                      253921100    5408   801150
Dril-Quip                                       262037104    5086   108800
Equity Office Properties                        294741103     276    10000
Expeditors International                        302130109      71     1500
FVC.Com                                         30266P100    2848   367550
Firstar Corporation                             33763V109      18      836
Frontline Capital Group                         35921N101    4154   194900
Fundtech, Ltd                                   M47095100    3604   138600
Gap, Inc.                                       364760108     116     3712
General American Investors                      368802104      77     1978
General Electric                                369604103     127     2400
Genesco, Inc.                                   371532102    3426   213300

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Geokinetics                                     372910109      31   109267
Haliburton                                      406216101     740    15700
Halo Industries                                 404429102       1      150
HealthSouth Rehab Corp.                         421924101    1255   174700
Hewlett-Packard                                 428236103      75      600
Hi/Fn Inc.                                      428358105    4213    94950
Home Depot                                      437076102     142     2850
Identix, Inc.                                   451906101    2288   145850
Investment Technology Group                     46145F105      59     1500
JDS Uniphase Corp.                              46612J101    1818    15167
Johnson & Johnson                               478160104      41      400
Liberty Financial                               530512102      10      450
Lincoln National Convertible Security Fund      534183108      39     2100
Macrovision Corp.                               555904101    4311    67450
Media Metrix                                    58440X103      41     1600
Mercury General Corp.                           589400100    5180   219250
NPC Intenational                                629360306      21     2400
Nabors Industries                               629568106      75     1800

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
National City Corp.                             635405103     622    36450
NextCard                                        65332K107    1118   131500
Packeteer Inc.                                  695210104    6942   238350
PathoGenesis Common Stock                       70321E104    5082   195450
Paychex, Inc.                                   704326107     830    19776
Petroleum & Resources                           716549100      24      664
Petroleum Geo Services                          716597109     139     8200
Pharmacyclics                                   716933106    5023    82350
Piercing Pagoda                                 720773100     195    13450
Polaroid Corp.                                  731095105    2885   159750
Polycom, Inc.                                   73172K104    8278    87975
Primus Knowledge Solutions                      74163Q100    7885   175225
ProBusiness                                     742674104    6553   246700
Protective Life Corp                            743674103     836    31400
Proxim                                          744284100    4815    48650
Sangstat                                        801003104    4320   149600
Santa Fe Snyder Corp.                           786449108      49     4305

                                                            VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- ---------  -------- -------- --- ---- ------- ------------ -------- -------- -------
Silicon Image                                   82705T102    3650    73200
SonicWall, Inc.                                 835470105    7366    83650
SonoSite, Inc.                                  83568G104    3787   131450
Summit Technology, Inc                          86627E101    8383   444150
The Men's Wearhouse Inc.                        587118100    4614   206800
Triton PCS Holdings Inc. Class A                89677M106     909    15750
Union Pacific Resources                         907834105     343    15600
Varco International, Inc.                       922126107    8869   381450
Vaxgen Inc.                                     922390208    4786   218800
Williams Sonoma                                 969904101    3699   114050
TOTAL VALUE                                                202671